SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS.
Financial assets receivable				¥ 1,971,824
Deferred tax assets	¥ 1,398,562	$ 214,339		697,348
LIABILITIES.
Guarantee liabilities-stand ready	4,173,497	639,616		2,212,125	¥ 1,399,174
Guarantee liabilities-contingent	3,543,454	543,058		734,730
Other tax payable	254,486	39,002		263,856
SHAREHOLDERS' EQUITY
Retained earnings	¥ 4,137,542	$ 634,106		2,071,332
Adjustment
LIABILITIES.
Guarantee liabilities-stand ready				(63,723)
Adjusted Balance
LIABILITIES.
Guarantee liabilities-stand ready				2,148,402
ASU No. 2016-13 | Adjustment
ASSETS.
Financial assets receivable				117,321
Deferred tax assets				336,830
LIABILITIES.
Guarantee liabilities-stand ready				(63,723)
Guarantee liabilities-contingent				1,952,545
Other tax payable				(4,275)
SHAREHOLDERS' EQUITY
Retained earnings			¥ 1,430,000	¥ (1,430,396)
ASU No. 2016-13 | Adjusted Balance
ASSETS.
Financial assets receivable			2,089,145
Deferred tax assets			1,034,178
LIABILITIES.
Guarantee liabilities-stand ready			2,148,402
Guarantee liabilities-contingent			2,687,275
Other tax payable			259,581
SHAREHOLDERS' EQUITY
Retained earnings			¥ 640,936